Summary of Assets and Liabilities Measured at Fair Value on Nonrecurring Basis (Detail) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Property, plant and equipment-Information and communication equipment		$ 60	$ 28
Intangible assets - total impairment losses		5	115	$ 13,251
Prepaid licensing and royalty fees		4,187	1,259	2,752
Prepaid Licensing and Royalty Fees
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Prepaid licensing and royalty fees		4,187	1,259	$ 3,070
Fair Value, Measurements, Nonrecurring
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Investments-Cost-method		0
Investments-Equity-method	[1]	188
Total		188	3,033
Investments-Cost-method - total impairment losses	[1]	1,000
Investments-Equity-method - total impairment losses	[1]	290
Property, plant and equipment-Information and communication equipment	[2]	60	28
Intangible assets - total impairment losses	[3]	5	115
Prepaid licensing and royalty fees	[4]	4,187	1,259
Total		5,542	1,402
Fair Value, Measurements, Nonrecurring | Property, plant and equipment - Information and communication equipment
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Property, plant and equipment-Information and communication equipment	[2]	0	0
Fair Value, Measurements, Nonrecurring | Prepaid Licensing and Royalty Fees
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Prepaid licensing and royalty fees	[4]		3,033
Fair Value, Measurements, Nonrecurring | Capitalized software development cost
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Intangible assets	[3]	0
Fair Value, Measurements, Nonrecurring | Trade Name and Capitalized Software Cost
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Intangible assets	[3]		0
Fair Value, Measurements, Nonrecurring | Fair Value Measurements Using Level 1 | Property, plant and equipment - Information and communication equipment
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Property, plant and equipment-Information and communication equipment	[2]	0	0
Fair Value, Measurements, Nonrecurring | Fair Value Measurements Using Level 1 | Capitalized software development cost
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Intangible assets	[3]	0
Fair Value, Measurements, Nonrecurring | Fair Value Measurements Using Level 1 | Trade Name and Capitalized Software Cost
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Intangible assets	[3]		0
Fair Value, Measurements, Nonrecurring | Fair Value Measurements Using Level 2 | Property, plant and equipment - Information and communication equipment
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Property, plant and equipment-Information and communication equipment	[2]	0	0
Fair Value, Measurements, Nonrecurring | Fair Value Measurements Using Level 2 | Capitalized software development cost
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Intangible assets	[3]	0
Fair Value, Measurements, Nonrecurring | Fair Value Measurements Using Level 2 | Trade Name and Capitalized Software Cost
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Intangible assets	[3]		0
Fair Value, Measurements, Nonrecurring | Fair Value Measurements Using Level 3
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Investments-Equity-method	[1]	188
Total		188	3,033
Fair Value, Measurements, Nonrecurring | Fair Value Measurements Using Level 3 | Property, plant and equipment - Information and communication equipment
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Property, plant and equipment-Information and communication equipment	[2]	0	0
Fair Value, Measurements, Nonrecurring | Fair Value Measurements Using Level 3 | Prepaid Licensing and Royalty Fees
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Prepaid licensing and royalty fees	[4]		3,033
Fair Value, Measurements, Nonrecurring | Fair Value Measurements Using Level 3 | Capitalized software development cost
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Intangible assets	[3]	$ 0
Fair Value, Measurements, Nonrecurring | Fair Value Measurements Using Level 3 | Trade Name and Capitalized Software Cost
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Intangible assets	[3]		$ 0

[1]	Impairment losses on certain cost method and equity method investments which were determined to be impaired: In 2015, certain cost method investments with carrying amounts of $1.0 million were fully written down to zero, resulting in an impairment charge of $1.0 million, and an equity method investment with a carrying amount of $478 thousand was written down to its estimated fair value of $188 thousand, resulting in an impairment charge of $290 thousand. The impairment charges are included in non-operating expenses within "impairment loss on marketable securities and investments" in the consolidated statements of operations. Cost method and equity method investments are measured at fair value on a nonrecurring basis when declines in fair value are determined to be other-than-temporary, using other observable inputs such as trading prices of similar classes of the stock or using discounted cash flows, incorporating adjusted available market discount rate information and our Company's estimates for liquidity risk.
[2]	Impairment losses on certain property, plant, and equipment which were determined to be impaired: In 2014 and 2015, we recognized an impairment loss of $28 thousand and $60 thousand against our information and communication equipment. The impairment charges are included in operating expenses within "impairment losses on property, plant and equipment" in the consolidated statements of operations. The impairment charge for the equipment was related to servers used for certain product and service lines within our cloud product and service business for which the carrying amount was determined not to be recoverable from its related future undiscounted cash flows. This equipment was valued using unobservable inputs such as discounted cash flows, incorporating adjusted available market discount rate information and our Company's estimates for liquidity risk, and other cash flow model - related assumptions.
[3]	Impairment losses on certain intangible assets which were determined to be impaired: In 2014 and 2015, certain capitalized and prepaid software development costs for our cloud product and service business were fully written down, resulting in impairment charges of $115 thousand and $5 thousand, included in operating expenses within "impairment loss on intangible assets" in the consolidated statements of operations. The impairment charge is for certain product lines within our cloud product and service business that we decided to shift focus from, and as a result, we recorded a full impairment of the carrying value of the assets related to these items.
[4]	Impairment losses on certain prepaid licensing and royalty fees which were determined to be impaired: In 2014 and 2015, certain prepaid licensing and royalty fees were written down to $3.0 million and $0, respectively, resulting in impairment charges of $1.3 million and $4.2 million, respectively. This impairment is included in operating expenses in the consolidated statements of operations. The impairment charges for the prepaid licensing and royalty fees related to certain licensed games within our Asian online game and service business that we stopped operating or for which the carrying amounts of the related assets were determined not to be recoverable from their expected future undiscounted cash flows. The licensing fee games and related royalties are re-valued on when impairment exists, using unobservable inputs such as discounted cash flows, incorporating adjusted available market discount rate information and our Company's estimates for liquidity risk, along with other cash flow model related assumptions.